Long-Term Debt And Loans Payable (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						1 Months Ended	12 Months Ended		1 Months Ended				12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Aqua Pennsylvanias [Member]	Dec. 31, 2011 Aqua Pennsylvanias [Member]	Dec. 31, 2012 Other Subsidiaries [Member]	Mar. 31, 2012 Senior Unsecured Notes Maturity Year 2012 [Member]	Dec. 31, 2012 Swing-Line Commitment [Member]	Dec. 31, 2011 Swing-Line Commitment [Member]	Mar. 31, 2012 Unsecured Revolving Credit Facility With Three Banks [Member]	Dec. 31, 2012 Unsecured Revolving Credit Facility With Three Banks [Member]	Dec. 31, 2011 Unsecured Revolving Credit Facility With Three Banks [Member]	Nov. 30, 2011 Unsecured Revolving Credit Facility With Three Banks [Member]	Dec. 31, 2012 Unsecured Revolving Credit Facility Maturity Year 2012 [Member]	Dec. 31, 2012 Short-Term Line Of Credit [Member]	Dec. 31, 2011 Short-Term Line Of Credit [Member]	Nov. 30, 2012 First Mortgage Bonds [Member]	Nov. 30, 2012 First Mortgage Bonds Maturity Year 2041 [Member]	Nov. 30, 2012 First Mortgage Bonds Maturity Year 2042 [Member]	Nov. 30, 2012 First Mortgage Bonds Maturity Year 2047 [Member]	Jun. 30, 2012 Senior Unsecured Notes Maturity Year 2027 [Member]
Debt Instrument [Line Items]
Aqua Penssylvania retianed earning excluding minority interest				$ 701,000		$ 114,000
Aqua Pennsylvania's retainied earnings including minority interest	611,303	508,334		721,000		121,000
Debt instrument																	80,000	40,000	20,000	20,000
Senior unsecured notes																					50,000
Credit facility										150,000				95,000
Credit facility term										5 years
Interest rate																		3.79%	3.80%	3.85%	3.57%
Debt maturity																		2041	2042	2047	2027
Debt issue pending construction of the projects to be financed	23,010
Weighted average cost of long-term debt	4.81%	5.17%
Weighted average cost of fixed rate long-term debt	5.06%	5.30%
Expiration date										2017-03				2012-05
Sublimit for daily demand loans							15,000
Letters of credit capacity available	5,644							25,000
Available capacity borrowed	100,000							0			70,902	84,030
Average borrowings cost percentage	1.83%	1.96%		0.94%	1.01%			0.85%	0.45%
Commitment fee percentage				0.10%
Maximum amount outstanding at the end of any one month	22,941	26,741		89,973	92,143
Short-term lines of credit	9,481														60,500	60,500
Funds borrowed under credit facility													100,000		9,481	23,741
Average borrowing amount	15,583	15,795		78,525	80,235			68,609	53,473
Interest income	372	757	1,288
Interest cost	78,129	78,561	74,681
Capitalized amount	$ 4,142	$ 7,150	$ 4,831